Restatement of financial results (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Oct. 01, 2021	Sep. 30, 2021
Current assets
Cash and cash equivalents	$ 1,000,000.0	$ 600,000
Trade and other receivables	10,611,000	2,913,000
Inventories	8,266,000	7,355,000
Prepaid expenses and onther	5,997,000	3,894,000
Total current assets	25,906,000	14,788,000
Non-current assets
Property, plant and equipment	10,149,000	7,313,000
Long-term deposit	459,000	88,000
Total non-current assets	10,608,000	7,401,000
Total assets	36,514,000	22,189,000
Current liabilities
Trade and other payables	3,054	43
Working capital facilities	11,821,000	11,635,000
Promissory notes	1,026,000	4,363,000
Lease liability - current portion	389	164
Total current liabilities	26,611,000	22,662,000
Non-current liabilities
Lease liability - non-current portion	2,338	2,235
Relief and recovery fund payable	96,000	102,000
Other payables	6,046	3,133
Promissory Note	0	3,457,000
Total non-current liabilities	2,757,000	6,234,000
Equity
Share capital	115,041,000	103,305,000
Contributed surplus	9,249,000	8,099,000
Warrants	4,725,000	4,725,000
Deficit	(130,450,000)	(128,971,000)
Total Equity (Deficiency)	7,146,000	(6,707,000)		$ (2,122)
Total liabilities and equity (deficiency)	$ 36,514,000	22,189,000
As Restated
Current assets
Cash and cash equivalents		626	$ 4,202
Trade and other receivables		2,913	1,341
Inventories		7,355	4,666
Prepaid expenses and onther		3,894	1,819
Due from related party		0	0
Total current assets		14,788	12,028
Non-current assets
Property, plant and equipment		7,313	2,870
Long-term deposit		88	79
Total non-current assets		7,401	2,949
Total assets		22,189	14,977
Current liabilities
Trade and other payables		4,714	4,671
Working capital facilities		11,635	3,277
Promissory notes		4,363	4,734
Short term loans		1,255	937
Lease liability - current portion		164	140
Due to related party		531
Total current liabilities		22,662	13,759
Non-current liabilities
Lease liability - non-current portion		2,235	2,603
Relief and recovery fund payable		102	40
Other payables		440	549
Promissory Note		3,457
Total non-current liabilities		6,234	3,340
Equity
Share capital		103,305	102,498
Contributed surplus		8,099	4,903
Warrants		4,725	4,687
Accumulated other comprehensive gain		6,135	5,550
Deficit		(128,971)	(119,760)
Total Equity (Deficiency)		(6,707)	(2,122)
Total liabilities and equity (deficiency)		22,189	14,977
As Previously Reported
Current assets
Cash and cash equivalents		626	4,202
Trade and other receivables		6,309	1,341
Inventories		4,477	4,666
Prepaid expenses and onther		3,895	1,819
Due from related party		374	0
Total current assets		15,681	12,028
Non-current assets
Property, plant and equipment		2,312	2,870
Long-term deposit		88	79
Total non-current assets		2,400	2,949
Total assets		18,081	14,977
Current liabilities
Trade and other payables		4,627	4,671
Working capital facilities		11,635	3,277
Promissory notes		4,363	4,734
Short term loans		582	631
Lease liability - current portion		164	140
Due to related party		0
Total current liabilities		21,371	13,453
Non-current liabilities
Lease liability - non-current portion		2,235	2,603
Relief and recovery fund payable		249	300
Other payables		145	169
Promissory Note		0
Total non-current liabilities		2,629	3,220
Equity
Share capital		103,305	102,498
Contributed surplus		6,235	4,903
Warrants		4,725	4,687
Accumulated other comprehensive gain		13,491	13,344
Deficit		(133,675)	(127,128)
Total Equity (Deficiency)		(5,919)	(1,696)
Total liabilities and equity (deficiency)		18,081	14,977
Restatement
Current assets
Cash and cash equivalents		0	0
Trade and other receivables		(3,396)	0
Inventories		2,878	0
Prepaid expenses and onther		(1)	0
Due from related party		(374)	0
Total current assets		(893)	0
Non-current assets
Property, plant and equipment		5,001	0
Long-term deposit		0	0
Total non-current assets		5,001	0
Total assets		4,108	0
Current liabilities
Trade and other payables		87	0
Working capital facilities		0	0
Promissory notes		0	0
Short term loans		673	306
Lease liability - current portion		0	0
Due to related party		531
Total current liabilities		1,291	306
Non-current liabilities
Lease liability - non-current portion		0	0
Relief and recovery fund payable		(147)	(260)
Other payables		295	380
Promissory Note		3,457
Total non-current liabilities		3,605	120
Equity
Share capital		0	0
Contributed surplus		1,864	0
Warrants		0	0
Accumulated other comprehensive gain		(7,356)	(7,794)
Deficit		4,704	7,368
Total Equity (Deficiency)		(788)	(426)
Total liabilities and equity (deficiency)		$ 4,108	$ 0